Investment in debt securities (Details) - USD ($)				6 Months Ended
	May 27, 2026	May 04, 2026	Jul. 17, 2025	Jun. 30, 2026	Jun. 30, 2025	Feb. 16, 2026	Dec. 31, 2025
Investment in Debt Securities [Abstract]
Proceeds from sale of debt securities		$ 586,085		$ 586,085	$ 0
Investment in debt securities term	4 years		4 years
Due within 1 year				0
Due in 1-5 years				3,534,605
Due in 5-10 years				0
Investment in debt securities, total	$ 606,250		$ 2,910,000	3,534,605		$ 588,135	$ 2,918,353
Debt securities, allowance for credit losses				$ 0